Commitments	12 Months Ended
Nov. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments	Commitments

	Fiscal
(in millions)	2021	2022	2023	2024	2025	Thereafter	Total
New ship growth capital	$3,201	$4,692	$3,273	$793	$1,076	$—	$13,036
Other long-term commitments	219	98	54	52	37	18	478
	$3,421	$4,790	$3,327	$845	$1,113	$18	$13,515